Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2024 £m	2023 £m
Trade payables	1,709	1,707
Master settlement agreement (U.S.)	1,520	1,788
Duty, excise and other taxes	2,893	2,994
Accrued charges and deferred income	2,725	2,608
FII GLO (note 10(b))	1,118	863
Social security and other taxation	34	46
Sundry payables	236	587
	10,235	10,593
Current	9,550	9,700
Non-current	685	893
	10,235	10,593

Disclosure of Supplier Financing Arrangements	The cash outflows in respect of these arrangements have been recognised within operating cash flows.

		2024 £m	2023 £m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	180	204
	Amounts accepted by financial institutions for early financing	179	201
	Amounts for which suppliers have received payment	157	71
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	90	110
	Amounts accepted by financial institution for early financing	90	110
	Amounts for which suppliers have received payment	84	—
Other payables	Amounts available for financing reported within trade payables	90	94
	Amounts accepted by financial institution for early financing	89	91
	Amounts for which suppliers have received payment	73	71

Disclosure of Trade Payables, Payment Terms

			2024		2023
Range of payment due dates		Lower	Upper	Lower	Upper
Leaf suppliers (note 1)	Trade payables part of the arrangement	90 days	150 days	Note 1
	Trade payables that are not part of the arrangement	1 day	120 days	Note 1
Logistics suppliers	Trade payables part of the arrangement	45 days	135 days	—	*
	Trade payables that are not part of the arrangement	1 day	180 days	—	*
Raw materials and consumables suppliers (excl. leaf)	Trade payables part of the arrangement	60 days	180 days	—	*
	Trade payables that are not part of the arrangement	1 day	240 days	—	*
Other suppliers	Trade payables part of the arrangement	30 days	180 days	—	*
	Trade payables that are not part of the arrangement	1 day	270 days	—	*
Note:
Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The Group’s payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received.
*The Group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.